Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Supplement Dated
April 29, 2022

to the

LHA Market StateTM Tactical Q ETF (MSTQ)

Statement of Additional Information
dated January 28, 2022

a series of ETF Series Solutions
(the “Fund”)

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your Statement of Additional Information for future reference.